Parent Only Financial Information - Schedule of Condensed Statements of Results of Operations (Details) - Parent Company [Member] - Reportable Legal Entities [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ (30,169)	¥ (10,923)	¥ (167,076)
Total operating expenses	(30,169)	(10,923)	(167,076)
Loss from operations	(30,169)	(10,923)	(167,076)
Equity (loss)/income of subsidiaries and the VIE and VIE’s subsidiaries	58,903	(80,934)	(244,039)
Other income:
Interest income/(expense), net	2,185	(983)	957
Other income, net	51	1,730	9,247
(Loss)/income before income tax	30,970	(91,110)	(400,911)
Income tax expense
Net (loss)/income	30,970	(91,110)	(400,911)
Accretion of Redeemable Convertible Preferred Shares
Deemed dividend to preferred shareholder
Net (loss)/income attributable to ordinary shareholders	¥ 30,970	¥ (91,110)	¥ (400,911)